Segment information and revenue - Revenue by timing of transfer of services (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 4,132,357	¥ 3,312,290	¥ 2,327,846
At a point in time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,565,195	1,478,488	1,414,135
Over time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	2,567,162	1,833,802	913,711
Implementation
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	733,648	851,856	570,822
Implementation | Over time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	733,648	851,856	570,822
Operation support services
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,097,719	1,061,445	582,968
Operation support services | At a point in time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	399,523	453,720	278,768
Operation support services | Over time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	698,196	607,725	304,200
Business origination services
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	450,597	605,733	770,893
Business origination services | At a point in time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	450,597	605,733	770,893
Risk management services
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	534,071	362,530	327,120
Risk management services | At a point in time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	534,071	362,530	327,120
Cloud services platform
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,050,179	314,338
Cloud services platform | Over time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,050,179	314,338
Post implementation support services
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	49,447	55,678	36,000
Post implementation support services | Over time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	49,447	55,678	36,000
Others
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	216,696	60,710	40,043
Others | At a point in time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	181,004	56,505	37,354
Others | Over time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 35,692	¥ 4,205	¥ 2,689